Income Taxes - Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for income tax at the applicable statutory tax rate [abstract]
Provision for income tax at the applicable statutory tax rate	₱ 10,673	₱ 9,109	₱ 3,377
Tax effects of:
Equity share in net losses of associates and joint ventures	207	701	427
Loss (income) not subject to income tax	57	(97)	16
Nondeductible expenses	12	326	145
NOLCO/MCIT expiration	1	25	3
Net movement in unrecognized deferred income tax assets and other adjustments	(127)	338	(103)
Income subject to final tax	(172)	(251)	(185)
Special deductible items and income subject to lower tax rate	(210)	(163)	(141)
Difference between Optional Standard Deduction, OSD, and itemized deductions	(303)	(376)	(765)
Actual provision for income tax	₱ 10,138	₱ 9,612	₱ 2,774